Note 17 - Financial Risk Management	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
Note
17
Financial risk management

Overview

The Group is exposed to market risk, liquidity risk and credit risk. The Group’s management seeks to minimize potential adverse effects of these risks through sound business practices and risk management. The Board of Directors, together with senior management, is involved in the risk assessment process. The Group has not
utilized derivatives for hedging purposes.

Mark
et ri
sk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Group is exposed to three
types of market risk: Interest rate risk, foreign currency risk and equity price risk. Financial instruments affected by market risk include loans and borrowings, trade receivables, trade payables and accrued liabilities.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to interest risk is not
material. Financial liabilities have fixed interest rates and future interest payments on these will thus not
fluctuate. The Group expects to settle all financial liabilities at maturity, meaning changes in market interest rates will only impact their fair value temporarily. Financial assets are not
interest-bearing, except for deposits with banks.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Our exposure to the risk of changes in foreign exchange rates relates primarily to the U.S. Dollar, the primary currency in which revenues are generated, relative to other currencies. The Group incurs operating expenses in various currencies, including the Norwegian Krone, Chinese Renminbi, Polish Zloty, Swedish Krone and the Euro. The latter is also the base currency of some of the Group’s revenue. Additionally, the Group is exposed to foreign currency risk due to monetary items recognized in the balance sheet being denominated in currencies other than the functional currency, which for most of the Group’s entities is the U.S. Dollar. Management is closely monitoring the Group’s exposure to foreign currency risk and seeks to minimize its exposure to such risk. The Group was not
exposed to material foreign currency risk in
2017
and
2018.

Equity price risk

The Group is exposed to equity price risk related to its limited holding of publicly traded securities. Such holdings are susceptible to market price risk arising from uncertainties about future values of such securities.

Our holding of publicly traded securities is overseen by the Group’s CEO and conducted within a
US$20
million initial capital allocation.

As of
December 31, 2018,
the value of such holdings was
US$667
thousand.

Total loss from publicly traded securities in
2018
was
US$1,485
thousand.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The group is not
exposed to material liquidity risk given its significant cash position and low debt-to-equity ratio as of
December 31, 2018.
See note
16
for an overview of maturity profile on the Group’s financial liabilities.

Credit risk

Credit risk is the risk that a counterparty will
not
meet its obligations under a financial instrument or customer contract, leading to a financial loss for the Group.

The Group is exposed to credit risk from its operating activities, primarily trade receivables, and from its cash management activities, including deposits with banks and financial institutions, and other receivables, such as loans to associates and joint ventures (details in Note
29
). The Group’s revenue comes mainly from sales where settlement in cash generally takes place within
30
-
90
days of the invoice being issued, which is concurrently when the Group has an unconditional right to consideration. For some specific revenue streams, including relative to Opay and Powerbets, settlement is agreed to extend
90
days. Details of outstanding accounts receivable are disclosed in Notes
20
and
30.